Income Taxes (Tables)	12 Months Ended
Aug. 31, 2013
Income Taxes [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of Earnings Before Income Tax Provision were (in millions):
2013
U.S.	$3,477
Non-U.S.	418
Total	$3,895

Provisions for income taxes and the difference between the statutory federal income tax rate and effective tax rate
The provision for income taxes consists of the following (in millions):

	2013	2012	2011
Current provision -
Federal	$1,122	$890	$1,301
State	134	120	147
Non-U.S.	15	-	-
	1,271	1,010	1,448
Deferred provision -
Federal	174	251	113
State	(2)	(12)	19
Non-U.S.	2	-	-
	174	239	132
Income tax provision	$1,445	$1,249	$1,580

Deferred Tax Assets and Liabilities Included in the Consolidated Balance Sheet
The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2013	2012
Deferred tax assets -
Postretirement benefits	$218	$217
Compensation and benefits	136	182
Insurance	121	157
Accrued rent	157	142
Tax benefits	159	214
Stock compensation	159	189
Inventory	95	96
Other	96	92
Subtotal	1,141	1,289
Less: Valuation allowance	19	19
Total deferred tax assets	1,122	1,270
Deferred tax liabilities -
Accelerated depreciation	1,369	1,332
Inventory	491	534
Intangible assets	53	28
Equity method investment	21	-
Other	4	80
Subtotal	1,938	1,974
Net deferred tax liabilities	$816	$704

Reconciliation of the total amounts of unrecognized tax benefits
The following table provides a reconciliation of the total amounts of unrecognized tax benefits (in millions):

	2013	2012	2011
Balance at beginning of year	$197	$94	$93
Gross increases related to tax positions in a prior period	18	100	25
Gross decreases related to tax positions in a prior period	(32)	(49)	(68)
Gross increases related to tax positions in the current period	30	53	54
Settlements with taxing authorities	(2)	(1)	(8)
Lapse of statute of limitations	(3)	-	(2)
Balance at end of year	$208	$197	$94